MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
TWO WORLD TRADE CENTER,
NEW YORK, NEW YORK 10048
LETTER TO THE SHAREHOLDERS
JULY 31, 2000

DEAR SHAREHOLDER:

Calendar year 2000 began much as the previous year had left off, with technology stocks surging to new highs while the rest of the market lay in wait for a change in investor sentiment. That fateful day came in March as two government-related stories became the catalysts for a sharp correction in new-economy stocks. The first story centered on a suggestion from the federal government that companies in the genome field should be restricted in their patent ability. The second concerned a ruling in favor of the Justice Department's case that Microsoft had used its monopoly status to restrict competition. Further contributing to the market's correction was a decision by the Federal Reserve Board that the economy was too hot and needed to be tempered. This development also held the implication that earnings growth would peak in the first quarter of 2000 and decelerate thereafter. This increase of earnings uncertainty further sparked a rotation out of new-economy issues and into more stable growth sectors such as consumer staples and health-care stocks. Cyclical growth sectors such as technology were further hurt by concerns about future earnings shortfalls and higher interest rates and inflation, while biotechnology stocks were negatively affected by fears of government interference.

PERFORMANCE

For the 12-month period ended July 31, 2000, Morgan Stanley Dean Witter Aggressive Equity Fund's Class Class A, B, C and D shares produced total returns of 40.20 percent, 39.11 percent, 39.11 percent and 40.50 percent, respectively. During the same period, the Standard & Poor's 500 Stock Index (S&P 500) returned
8.97 percent. The performance of the Fund's four share classes varies because of differing expenses. Total return figures assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
LETTER TO THE SHAREHOLDERS JULY 31, 2000, CONTINUED

PORTFOLIO STRATEGY

The Fund began the year with a significant emphasis on technology and biotechnology. Then, with the signal from the Federal Reserve that they were going to move to restrain the pace of economic growth by lifting interest rates, we began to adjust our portfolio weightings. First we eliminated any highly valued issues that were not currently profitable. Next we reduced our overall exposure to technology stocks. We significantly trimmed back the technology groups that were most economically sensitive, such as semiconductors and semiconductor equipment. We added to the health-care sector with the purchase of drug, generics, specialty pharmacy and health-care services groups. Financials were also added, given our view that interest rates would fall in the face of a decelerating economy. Brokers and insurance group holdings were increased. We also purchased select consumer staples.

LOOKING AHEAD

As the calendar year comes to an end, many consumer, industrial and monetary indicators are signaling that the economy has begun to slow. In addition, many important measures of inflation have begun to reverse, suggesting that the Federal Reserve appears to have successfully engineered a soft landing. During similar periods the markets have responded quite favorably, with groups such as health care, technology, financials and consumer staples assuming market leadership. We believe that the Fund is well positioned to benefit from these circumstances.

We appreciate your continuing support of Morgan Stanley Dean Witter Aggressive Equity Fund and look forward to continuing to serve your investment needs.

Very truly yours,

/s/ Charles A. Fiumefreddo                   /s/ Mitchell M. Merin
CHARLES A. FIUMEFREDDO                       MITCHELL M. MERIN
CHAIRMAN OF THE BOARD                        PRESIDENT

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FUND PERFORMANCE JULY 31, 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
($ in Thousands)

          CLASS A      CLASS B      CLASS C      CLASS D    S&P 500(4)
Feb-99       $9,475      $10,000      $10,000      $10,000     $10,000
Jul-99      $10,299      $10,840      $10,840      $10,890     $10,669
Jul-00  $14,440 (3)  $14,680 (3)  $15,080 (3)  $15,300 (3)     $11,626

    PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

                                    AVERAGE ANNUAL TOTAL RETURNS
   ----------------------------------------------------------------------------------------------
                 CLASS A SHARES*                                  CLASS B SHARES**
   --------------------------------------------     ---------------------------------------------
   PERIOD ENDED 7/31/00                             PERIOD ENDED 7/31/00
   -------------------------                        -------------------------
   1 Year                      40.20%(1) 32.84%(2)  1 Year                     39.11%(1)   34.11%(2)
   Since Inception (2/24/99)   34.21%(1) 29.25%(2)  Since Inception (2/24/99)  33.23%(1)   30.75%(2)

                  CLASS C SHARES+                                   CLASS D SHARES++
   ---------------------------------------------      ---------------------------------------------
   PERIOD ENDED 7/31/00                               PERIOD ENDED 7/31/00
   -------------------------                          -------------------------
   1 Year                     39.11%(1)   38.11%(2)   1 Year                     40.50%(1)
   Since Inception (2/24/99)  33.23%(1)   33.23%(2)   Since Inception (2/24/99)  34.58%(1)

------------------------

(1) Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.
(2) Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund's current prospectus for complete details on fees and sales charges.
(3)  Closing value assuming a complete redemption on July 31, 2000.
(4) The Standard and Poor's 500 Index (S & P 500) is a broad-based index, the performance of which is based on the performance of 500 widely held common stocks chosen for market size, liquidity and industry group representation. The Index does not include any expenses, fees or charges. The Index is unmanaged and should not be considered an investment.
 *   The maximum front-end sales charge for Class A is 5.25%.
** The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years.
 + The maximum contingent deferred sales charge for Class C shares is 1% for shares redeemed within one year of purchase.
++   Class D shares have no sales charge.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENT JULY 31, 2000

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           COMMON STOCKS (93.1%)
           AEROSPACE (0.3%)
  82,500   Boeing Co............................................................................  $    4,042,500
                                                                                                  --------------
           ALCOHOLIC BEVERAGES (2.2%)
 262,000   Anheuser-Busch Companies, Inc........................................................      21,091,000
 145,000   Coors (Adolph) Co. (Class B).........................................................       9,135,000
  43,000   LVMH (Louis Vuitton Moet Hennessy) (France)..........................................       3,738,130
                                                                                                  --------------
                                                                                                      33,964,130
                                                                                                  --------------
           BEVERAGES - NON-ALCOHOLIC (1.3%)
  55,900   Coca Cola Co.........................................................................       3,427,369
 374,100   PepsiCo, Inc.........................................................................      17,138,456
                                                                                                  --------------
                                                                                                      20,565,825
                                                                                                  --------------
           BIOTECHNOLOGY (5.3%)
  69,100   Abgenix, Inc.*.......................................................................       3,463,637
 106,000   Amgen Inc.*..........................................................................       6,883,375
 167,700   Celgene Corp.*.......................................................................       8,709,919
 143,900   Cephalon, Inc.*......................................................................       5,800,969
 184,300   COR Therapeutics, Inc.*..............................................................      14,836,150
  13,300   deCode GENETICS, Inc.*...............................................................         341,644
  43,000   Human Genome Sciences, Inc.*.........................................................       5,194,937
  90,000   IDEC Pharmaceuticals Corp.*..........................................................      11,053,125
  19,000   Illumina, Inc.*......................................................................         665,000
  45,000   ImClone Systems, Inc.*...............................................................       3,290,625
 101,100   Immunex Corp.*.......................................................................       5,124,506
  93,100   MedImmune, Inc.*.....................................................................       5,539,450
 101,000   Millennium Pharmaceuticals, Inc.*....................................................       9,721,250
  17,500   QLT PhotoTherapeutics Inc.*..........................................................       1,152,812
  14,000   Vertex Pharmaceuticals, Inc.*........................................................       1,371,125
                                                                                                  --------------
                                                                                                      83,148,524
                                                                                                  --------------
           BROADCASTING (2.0%)
 115,300   Clear Channel Communications, Inc.*..................................................       8,784,419
 180,000   Infinity Broadcasting Corp. (Series A)*..............................................       6,345,000
 126,000   Univision Communications, Inc. (Class A)*............................................      15,655,500
                                                                                                  --------------
                                                                                                      30,784,919
                                                                                                  --------------
           BUILDING MATERIALS/DIY CHAINS (0.5%)
 150,000   Home Depot, Inc. (The)...............................................................       7,762,500
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           CABLE TELEVISION (0.5%)
 321,800   AT&T Corp. - Liberty Media Group (Class A)*..........................................  $    7,160,050
                                                                                                  --------------
           CELLULAR TELEPHONE (0.5%)
 141,000   Sprint Corp. (PCS Group)*............................................................       7,790,250
                                                                                                  --------------
           CLOTHING/SHOE/ACCESSORY STORES (0.6%)
 200,400   Gap, Inc. (The)......................................................................       7,176,825
 137,900   Limited (The), Inc...................................................................       2,818,331
                                                                                                  --------------
                                                                                                       9,995,156
                                                                                                  --------------
           COMPUTER COMMUNICATIONS (5.4%)
   4,900   Avici Systems Inc.*..................................................................         482,037
  34,000   Brocade Communications Systems, Inc.*................................................       6,073,250
 587,300   Cisco Systems, Inc.*.................................................................      38,431,444
 113,100   Extreme Networks, Inc.*..............................................................      15,793,355
 117,080   Juniper Networks, Inc.*..............................................................      16,676,582
  50,000   Redback Networks, Inc.*..............................................................       6,500,000
                                                                                                  --------------
                                                                                                      83,956,668
                                                                                                  --------------
           COMPUTER SOFTWARE (4.7%)
 173,920   Check Point Software Technologies Ltd. (Israel)*.....................................      20,174,720
  72,000   i2 Technologies, Inc.*...............................................................       9,342,000
  33,690   Mercury Interactive Corp.*...........................................................       3,344,259
 209,000   Oracle Corp.*........................................................................      15,714,187
 191,200   PeopleSoft, Inc.*....................................................................       4,170,550
  45,000   Rational Software Corp.*.............................................................       4,578,750
  90,000   Siebel Systems, Inc.*................................................................      13,050,000
  17,100   Support.com, Inc.*...................................................................         583,537
  30,000   TIBCO Software, Inc.*................................................................       3,090,000
                                                                                                  --------------
                                                                                                      74,048,003
                                                                                                  --------------
           CONTRACT DRILLING (2.4%)
 352,400   ENSCO International Inc..............................................................      11,893,500
 118,100   Global Marine, Inc.*.................................................................       3,343,706
 240,000   Nabors Industries, Inc.*.............................................................       9,990,000
 135,000   R&B Falcon Corp.*....................................................................       2,691,562
 175,000   Rowan Companies, Inc.*...............................................................       4,418,750
 102,500   Transocean Sedco Forex Inc...........................................................       5,073,750
                                                                                                  --------------
                                                                                                      37,411,268
                                                                                                  --------------
           DEPARTMENT STORES (0.5%)
 143,100   Kohl's Corp.*........................................................................       8,120,925
                                                                                                  --------------
           DISCOUNT CHAINS (0.4%)
 115,400   Wal-Mart Stores, Inc.................................................................       6,339,787
                                                                                                  --------------
           DIVERSIFIED COMMERCIAL SERVICES (0.7%)
 240,000   Paychex, Inc.........................................................................      10,980,000
                                                                                                  --------------

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENT JULY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           DIVERSIFIED ELECTRONIC PRODUCTS (0.5%)
  71,000   JDS Uniphase Corp.*..................................................................  $    8,386,875
                                                                                                  --------------
           DIVERSIFIED FINANCIAL SERVICES (4.1%)
 320,500   American Express Co..................................................................      18,168,344
 303,000   AXA Financial, Inc...................................................................      11,589,750
 492,500   Citigroup, Inc.......................................................................      34,752,031
                                                                                                  --------------
                                                                                                      64,510,125
                                                                                                  --------------
           DIVERSIFIED MANUFACTURING (1.1%)
 307,000   Tyco International Ltd. (Bermuda)....................................................      16,424,500
                                                                                                  --------------
           E.D.P. PERIPHERALS (2.5%)
 366,400   EMC Corp.*...........................................................................      31,189,800
  87,100   Network Appliance, Inc.*.............................................................       7,506,931
                                                                                                  --------------
                                                                                                      38,696,731
                                                                                                  --------------
           E.D.P. SERVICES (0.3%)
  38,000   Amdocs Ltd.*.........................................................................       2,553,125
  18,700   StorageNetworks, Inc.*...............................................................       2,040,637
                                                                                                  --------------
                                                                                                       4,593,762
                                                                                                  --------------
           ELECTRIC UTILITIES (0.3%)
  74,800   Calpine Corp.*.......................................................................       5,329,500
                                                                                                  --------------
           ELECTRICAL PRODUCTS (0.1%)
  17,900   Capstone Turbine Corp.*..............................................................         984,500
                                                                                                  --------------
           ELECTRONIC COMPONENTS (1.7%)
  73,000   Flextronics International, Ltd. (Singapore)*.........................................       5,168,172
 222,000   Jabil Circuit, Inc.*.................................................................      11,113,875
 105,490   Sanmina Corp.*.......................................................................       9,797,384
                                                                                                  --------------
                                                                                                      26,079,431
                                                                                                  --------------
           ELECTRONIC DATA PROCESSING (2.4%)
 280,000   Dell Computer Corp.*.................................................................      12,302,500
 235,400   Sun Microsystems, Inc.*..............................................................      24,819,988
                                                                                                  --------------
                                                                                                      37,122,488
                                                                                                  --------------
           FINANCE COMPANIES (1.3%)
  75,300   Capital One Financial Corp...........................................................       4,414,462
 308,900   MBNA Corp............................................................................      10,309,537
  55,000   Providian Financial Corp.............................................................       5,606,562
                                                                                                  --------------
                                                                                                      20,330,561
                                                                                                  --------------
           GENERIC DRUGS (2.6%)
 251,300   Alpharma Inc. (Class A)..............................................................      16,460,150
 384,400   Ivax Corp.*..........................................................................      18,931,700
  85,000   Watson Pharmaceuticals, Inc.*........................................................       4,696,250
                                                                                                  --------------
                                                                                                      40,088,100
                                                                                                  --------------
           HOSPITAL/NURSING MANAGEMENT (0.7%)
 300,000   HCA-The Healthcare Corp..............................................................      10,200,000
                                                                                                  --------------
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
           INSURANCE BROKERS/SERVICES (1.1%)
 135,000   Marsh & McLennan Companies, Inc......................................................  $   16,470,000
                                                                                                  --------------
           INTERNET SERVICES (2.7%)
 131,000   America Online, Inc.*................................................................       6,983,937
  67,000   Ariba, Inc.*.........................................................................       7,767,812
 116,080   Art Technology Group, Inc.*..........................................................      10,098,960
 233,200   BEA Systems, Inc.*...................................................................      10,042,175
  13,100   Blue Martini Software, Inc.*.........................................................         778,631
  43,800   VeriSign, Inc.*......................................................................       6,950,512
                                                                                                  --------------
                                                                                                      42,622,027
                                                                                                  --------------
           INVESTMENT BANKERS/BROKERS/SERVICES (3.6%)
  17,300   Bear Stearns Companies, Inc..........................................................         932,038
 244,000   Lehman Brothers Holdings, Inc........................................................      27,419,500
 162,000   Merrill Lynch & Co., Inc.............................................................      20,938,500
 198,910   Schwab (Charles) Corp................................................................       7,185,624
                                                                                                  --------------
                                                                                                      56,475,662
                                                                                                  --------------
           INVESTMENT MANAGERS (0.2%)
  65,000   Stillwell Financial, Inc.*...........................................................       2,864,063
                                                                                                  --------------
           MAJOR BANKS (1.7%)
 373,090   Bank of New York Co., Inc............................................................      17,465,276
  87,100   State Street Corp....................................................................       8,742,663
                                                                                                  --------------
                                                                                                      26,207,939
                                                                                                  --------------
           MAJOR PHARMACEUTICALS (3.0%)
  82,000   Abbott Laboratories..................................................................       3,413,250
 192,000   American Home Products Corp..........................................................      10,188,000
  75,300   Aventis S.A. (France)................................................................       5,796,257
  86,000   Lilly (Eli) & Co.....................................................................       8,933,250
 430,000   Pfizer Inc...........................................................................      18,543,750
                                                                                                  --------------
                                                                                                      46,874,507
                                                                                                  --------------
           MANAGED HEALTH CARE (0.9%)
 181,000   UnitedHealth Group Inc...............................................................      14,808,063
                                                                                                  --------------
           MEDIA CONGLOMERATES (3.3%)
 330,000   Disney (Walt) Co. (The)..............................................................      12,766,875
 222,000   Fox Entertainment Group, Inc. (Series A)*............................................       6,798,750
 161,000   News Corporation Ltd. (The) (ADR) (Australia)........................................       7,929,250
 373,000   Viacom, Inc. (Class B)*..............................................................      24,734,563
                                                                                                  --------------
                                                                                                      52,229,438
                                                                                                  --------------
           MEDICAL SPECIALTIES (2.9%)
 164,500   ALZA Corp. (Class A)*................................................................      10,651,375
  46,200   Baxter International, Inc............................................................       3,592,050

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENT JULY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  53,000   Beckman Coulter, Inc.................................................................  $    3,531,125
 112,000   Biomet, Inc..........................................................................       5,012,000
  50,000   Inhale Therapeutic Systems, Inc.*....................................................       4,059,375
  50,000   MiniMed, Inc.*.......................................................................       6,303,125
 105,000   Novoste Corp.*.......................................................................       6,116,250
  52,000   Qiagen N.V. (Netherlands)*...........................................................       2,587,000
  89,620   Stryker Corp.........................................................................       3,848,059
                                                                                                  --------------
                                                                                                      45,700,359
                                                                                                  --------------
           MEDICAL/DENTAL DISTRIBUTORS (1.0%)
  95,000   Andrx Corp.*.........................................................................       7,415,938
 109,000   Cardinal Health, Inc.................................................................       8,011,500
                                                                                                  --------------
                                                                                                      15,427,438
                                                                                                  --------------
           MID-SIZED BANKS (0.9%)
 195,400   Northern Trust Corp..................................................................      14,630,575
                                                                                                  --------------
           MILITARY/GOV'T/TECHNICAL (0.5%)
  63,800   General Dynamics Corp................................................................       3,600,713
 164,400   General Motors Corp. (Class H)*......................................................       4,253,850
                                                                                                  --------------
                                                                                                       7,854,563
                                                                                                  --------------
           MULTI-LINE INSURANCE (3.6%)
 504,600   American International Group Inc.**..................................................      44,247,113
  59,000   AXA (ADR) (France)...................................................................       4,469,250
 120,900   Hartford Financial Services Group, Inc...............................................       7,767,825
                                                                                                  --------------
                                                                                                      56,484,188
                                                                                                  --------------
           MULTI-SECTOR COMPANIES (0.9%)
 276,300   General Electric Co..................................................................      14,212,181
                                                                                                  --------------
           OIL/GAS TRANSMISSION (0.6%)
 140,000   Dynegy, Inc. (Class A)...............................................................       9,852,500
                                                                                                  --------------
           OILFIELD SERVICES/EQUIPMENT (2.3%)
 228,400   BJ Services Co.*.....................................................................      13,332,850
  60,000   Cooper Cameron Corp.*................................................................       3,877,500
 194,800   Grant Predico, Inc.*.................................................................       3,920,350
 123,400   Schlumberger Ltd.....................................................................       9,123,888
  72,700   Smith International, Inc.*...........................................................       5,188,963
  32,220   Weatherford International, Inc.*.....................................................       1,290,814
                                                                                                  --------------
                                                                                                      36,734,365
                                                                                                  --------------
           OTHER PHARMACEUTICALS (3.8%)
  94,000   Allergan, Inc........................................................................       6,292,125
  75,369   Biovail Corp. (Canada)*..............................................................       4,371,402
  62,000   Elan Corp. PLC (ADR) (Ireland)*......................................................       3,313,125
  75,720   Forest Laboratories, Inc.*...........................................................       8,102,040
NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
 100,000   Sepracor, Inc.*......................................................................  $   10,575,000
 242,900   Serono SA (ADR) (Switzerland)*.......................................................       6,558,300
  61,212   Shire Pharmaceuticals Group PLC (ADR) (United Kingdom)*..............................       3,351,357
 276,300   Teva Pharmaceutical Industries Ltd. (ADR) (Israel)...................................      16,785,225
                                                                                                  --------------
                                                                                                      59,348,574
                                                                                                  --------------
           OTHER TELECOMMUNICATIONS (0.0%)
     100   JSAT Corp. (Japan)...................................................................         639,854
                                                                                                  --------------
           PACKAGE GOODS/COSMETICS (0.5%)
 191,000   Avon Products, Inc...................................................................       7,580,313
                                                                                                  --------------
           PACKAGED FOODS (0.3%)
  26,400   Groupe Danone (France)...............................................................       3,964,045
                                                                                                  --------------
           PRECISION INSTRUMENTS (0.2%)
  24,130   Waters Corp.*........................................................................       2,862,421
                                                                                                  --------------
           PROPERTY - CASUALTY INSURERS (1.2%)
 231,200   ACE, Ltd. (Bermuda)..................................................................       8,323,200
  68,000   Chubb Corp...........................................................................       5,032,000
 115,000   St. Paul Companies, Inc..............................................................       5,110,313
                                                                                                  --------------
                                                                                                      18,465,513
                                                                                                  --------------
           SEMICONDUCTORS (7.8%)
  81,600   Applied Micro Circuits Corp.*........................................................      12,178,800
  82,660   Broadcom Corp. (Class A)*............................................................      18,536,505
  36,000   GlobeSpan, Inc.*.....................................................................       4,065,750
 468,200   Intel Corp...........................................................................      31,252,350
 441,900   Micron Technology, Inc.*.............................................................      36,014,850
  37,000   PMC - Sierra, Inc.*..................................................................       7,173,375
  38,930   SDL, Inc.*...........................................................................      13,511,143
                                                                                                  --------------
                                                                                                     122,732,773
                                                                                                  --------------
           TELECOMMUNICATION EQUIPMENT (5.2%)
  49,000   American Tower Corp. (Class A)*......................................................       2,100,875
 100,000   CIENA Corp.*.........................................................................      14,212,500
 111,110   Comverse Technology, Inc.*...........................................................       9,749,903
  86,000   Corning Inc..........................................................................      20,118,625
  37,800   Corvis Corporation*..................................................................       3,112,003
  16,000   New Focus, Inc.*.....................................................................       1,606,000
 158,000   Nortel Networks Corp. (Canada).......................................................      11,751,250
  33,000   ONI Systems Corp.*...................................................................       2,922,563
 107,000   Scientific - Atlanta, Inc............................................................       8,239,000

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
PORTFOLIO OF INVESTMENT JULY 31, 2000, CONTINUED

NUMBER OF
 SHARES                                                                                               VALUE
----------------------------------------------------------------------------------------------------------------
  28,000   Sycamore Networks, Inc.*.............................................................  $    3,452,750
  76,200   Virata Corp.*........................................................................       4,876,800
                                                                                                  --------------
                                                                                                      82,142,269
                                                                                                  --------------
           TOTAL COMMON STOCKS
           (COST $1,247,938,212)................................................................   1,456,000,708
                                                                                                  --------------

PRINCIPAL
AMOUNT IN
THOUSANDS
---------
           SHORT-TERM INVESTMENT (a) (6.8%)
           U.S. GOVERNMENT AGENCY
$106,500   Federal Home Loan Banks
             6.43% due 08/01/00
             (COST $106,500,000)................................................................     106,500,000
                                                                                                  --------------

TOTAL INVESTMENTS (COST $1,354,438,212) (b).............................................   99.9%    1,562,500,708
OTHER ASSETS IN EXCESS OF LIABILITIES...................................................    0.1         1,010,474
                                                                                          -----   ---------------

NET ASSETS..............................................................................  100.0%  $ 1,563,511,182
                                                                                          -----   ---------------
                                                                                          -----   ---------------

---------------------

ADR  American Depository Receipt.
 *   Non-income producing security.
** Some of these securities are segregated in connection with open future contracts.
(a) Purchased on a discount basis. The interest rate shown has been adjusted to reflect a money market equivalent yield.
(b) The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $240,363,506 and the aggregate gross unrealized depreciation is $32,301,010, resulting in net unrealized appreciation of $208,062,496.

FUTURES CONTRACTS OPEN AT JULY 31, 2000:

                                                            UNDERLYING
NUMBER OF               DESCRIPTION, DELIVERY              FACE AMOUNT    UNREALIZED
CONTRACTS                  MONTH, AND YEAR                   AT VALUE    APPRECIATION
-------------------------------------------------------------------------------------
  (212)     NASDAQ 100 Futures
            September/2000
                                                           $(76,680,400)   $827,702
                                                                           ========

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT JULY 31, 2000:

 CONTRACTS TO     IN EXCHANGE    DELIVERY   UNREALIZED
   DELIVER            FOR          DATE    DEPRECIATION
-------------------------------------------------------
$      642,497  JPY 70,000,000   08/04/00    $ (2,643)
$    3,986,348   EUR 4,292,396   08/31/00     (10,302)
 EUR   880,820  $      813,173   08/01/00      (2,730)
 EUR 4,178,918  $    3,857,978   08/01/00     (12,955)
JPY 31,850,589  $      290,184   08/01/00        (955)
 EUR 7,128,135  $    6,587,110   08/02/00     (15,682)
 EUR 3,560,587  $    3,290,338   08/02/00      (7,833)
                                             --------
      Total unrealized depreciation......    $(53,100)
                                             ========

CURRENCY ABBREVIATIONS:
------------------------

EUR  Euro.
JPY  Japanese Yen.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
JULY 31, 2000

ASSETS:
Investments in securities, at value (cost $1,354,438,212)...................................  $1,562,500,708
Cash........................................................................................          21,547
Receivable for:
    Investments sold........................................................................      64,582,497
    Shares of beneficial interest sold......................................................       4,139,053
    Dividends...............................................................................         200,644
    Foreign withholding taxes reclaimed.....................................................          23,202
Prepaid expenses and other assets...........................................................          67,821
                                                                                              --------------
     TOTAL ASSETS...........................................................................   1,631,535,472
                                                                                              --------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts..........................          53,100
Payable for:
    Investments purchased...................................................................      60,312,697
    Variation margin........................................................................       4,234,530
    Plan of distribution fee................................................................       1,304,982
    Investment management fee...............................................................       1,014,586
    Shares of beneficial interest repurchased...............................................         873,418
Accrued expenses and other payables.........................................................         230,977
                                                                                              --------------
     TOTAL LIABILITIES......................................................................      68,024,290
                                                                                              --------------
     NET ASSETS.............................................................................  $1,563,511,182
                                                                                              ==============
COMPOSITION OF NET ASSETS:
Paid-in-capital.............................................................................  $1,226,886,122
Net unrealized appreciation.................................................................     208,889,277
Accumulated undistributed net investment income.............................................          26,112
Accumulated undistributed net realized gain.................................................     127,709,671
                                                                                              --------------
     NET ASSETS.............................................................................  $1,563,511,182
                                                                                              ==============
CLASS A SHARES:
Net Assets..................................................................................     $67,267,426
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       4,413,604
     NET ASSET VALUE PER SHARE..............................................................          $15.24
                                                                                              ==============
     MAXIMUM OFFERING PRICE PER SHARE,
       (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)......................................          $16.08
                                                                                              ==============
CLASS B SHARES:
Net Assets..................................................................................  $1,364,482,242
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................      90,491,209
     NET ASSET VALUE PER SHARE..............................................................          $15.08
                                                                                              ==============
CLASS C SHARES:
Net Assets..................................................................................    $127,180,365
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................       8,434,490
     NET ASSET VALUE PER SHARE..............................................................          $15.08
                                                                                              ==============
CLASS D SHARES:
Net Assets..................................................................................      $4,581,149
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)...................................         299,493
     NET ASSET VALUE PER SHARE..............................................................          $15.30
                                                                                              ==============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED JULY 31, 2000

NET INVESTMENT LOSS:

INCOME
Interest......................................................................................  $  4,234,243
Dividends (net of $66,572 foreign withholding tax)............................................     3,546,919
                                                                                                ------------

     TOTAL INCOME.............................................................................     7,781,162
                                                                                                ------------

EXPENSES
Plan of distribution fee (Class A shares).....................................................       130,745
Plan of distribution fee (Class B shares).....................................................    10,766,166
Plan of distribution fee (Class C shares).....................................................     1,012,370
Investment management fee.....................................................................     9,248,087
Transfer agent fees and expenses..............................................................     1,480,689
Registration fees.............................................................................       258,605
Custodian fees................................................................................       178,777
Shareholder reports and notices...............................................................       117,167
Offering costs................................................................................       110,654
Professional fees.............................................................................        45,635
Trustees' fees and expenses...................................................................        13,325
Other.........................................................................................        10,946
                                                                                                ------------

     TOTAL EXPENSES...........................................................................    23,373,166
                                                                                                ------------

     NET INVESTMENT LOSS:.....................................................................   (15,592,004)
                                                                                                ------------

NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain/loss on:
    Investments...............................................................................   186,540,236
    Futures contracts.........................................................................   (24,761,852)
    Foreign exchange transactions.............................................................          (277)
                                                                                                ------------

     NET GAIN.................................................................................   161,778,107
                                                                                                ------------
Net change in unrealized appreciation/depreciation on:
    Investments...............................................................................   146,963,983
    Futures contracts.........................................................................    (3,870,023)
    Translation of forward foreign currency contracts and other assets and liabilities
      denominated in foreign currencies.......................................................        (2,357)
                                                                                                ------------

     NET APPRECIATION.........................................................................   143,091,603
                                                                                                ------------

     NET GAIN.................................................................................   304,869,710
                                                                                                ------------

NET INCREASE..................................................................................  $289,277,706
                                                                                                ============

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL STATEMENTS, CONTINUED

STATEMENT OF CHANGES IN NET ASSETS

                                                                                            FOR THE PERIOD
                                                                           FOR THE YEAR   FEBRUARY 24, 1999*
                                                                              ENDED            THROUGH
                                                                          JULY 31, 2000     JULY 31, 1999
------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment loss.....................................................  $  (15,592,004)    $ (2,502,727)
Net realized gain (loss)................................................     161,778,107      (17,500,970)
Net change in unrealized appreciation...................................     143,091,603       65,797,674
                                                                          --------------     ------------

     NET INCREASE.......................................................     289,277,706       45,793,977
Net increase from transactions in shares of beneficial interest.........     511,851,992      716,487,507
                                                                          --------------     ------------

     NET INCREASE.......................................................     801,129,698      762,281,484

NET ASSETS:
Beginning of period.....................................................     762,381,484          100,000
                                                                          --------------     ------------

     END OF PERIOD
    (INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME OF $26,112 AND A NET
    INVESTMENT LOSS OF $853, RESPECTIVELY)..............................  $1,563,511,182     $762,381,484
                                                                          ==============     ============

---------------------

 *   Commencement of operations.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Dean Witter Aggressive Equity Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund seeks to achieve its objective by primarily investing in equity securities of U.S. or foreign companies that offer the potential for superior earnings growth. Prior to March 15, 2000, the fund sought to achieve its objective by investing primarily in equity securities of companies that were covered by Morgan Stanley Dean Witter Equity Research. The Fund was organized as a Massachusetts business trust on October 29, 1997 and had no operations other than those relating to organizational matters and the issuance of 2,500 shares of beneficial interest by each class for $25,000 of each class to Morgan Stanley Dean Witter Advisors Inc. (the "Investment Manager") to effect the Fund's initial capitalization. The Fund commenced operations on February 24, 1999.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange, NASDAQ, or other exchange is valued at its latest sale price, prior to the time when assets are valued; if there were no sales that day, the security is valued at the latest bid price (in cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market pursuant to procedures adopted by the Trustees); (2) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the latest available bid price; (3) when market quotations are not readily available, including circumstances under which it is determined by the Investment Manager that sale or bid prices are not reflective of a security's market value, portfolio securities are valued at their fair value as

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

determined in good faith under procedures established by and under the general supervision of the Trustees (valuation of debt securities for which market quotations are not readily available may be based upon current market prices of securities which are comparable in coupon, rating and maturity or an appropriate matrix utilizing similar factors); and (4) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted over the life of the respective securities. Interest income is accrued daily.

C. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. FOREIGN CURRENCY TRANSLATION -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in the Statement of Operations. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities.

E. FORWARD FOREIGN CURRENCY CONTRACTS -- The Fund may enter into forward foreign currency contracts which are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are included in the Statement of Operations as unrealized gains/loss on

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

foreign exchange transactions. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirement of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract which is known as variation margin. Such receipts or payments are recorded by the Fund as unrealized gains or losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

G. FEDERAL INCOME TAX STATUS -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

H. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- The Fund records dividends and distributions to its shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for financial reporting purposes but not for tax purposes are reported as dividends in excess of net investment income or distributions in excess of net realized capital gains. To the extent they exceed net investment income and net realized capital gains for tax purposes, they are reported as distributions of paid-in-capital.

I. OFFERING COSTS -- The Investment Manager incurred offering costs on behalf of the Fund in the amount of approximately $195,000 which will be reimbursed for the full amount thereof. Such expenses were deferred and were fully amortized as of February 23, 2000.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

2. INVESTMENT MANAGEMENT AGREEMENT

Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.75% to the portion of daily net assets not exceeding $2 billion and effective May 1, 2000, the Agreement was amended to reduce the annual rate to 0.725% of the portion of daily net assets in excess of $2 billion.

3. PLAN OF DISTRIBUTION

Shares of the Fund are distributed by Morgan Stanley Dean Witter Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts, totaled $37,986,584 at July 31, 2000.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Dean Witter Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended July 31, 2000, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

The Distributor has informed the Fund that for the year ended July 31, 2000, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $18,778, $2,241,821 and $71,809, respectively and received $450,509 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended July 31, 2000 aggregated $5,445,451,558 and $5,009,894,410, respectively.

For the year ended July 31, 2000, the Fund incurred $143,215 in brokerage commissions with Dean Witter Reynolds Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

For the year ended July 31, 2000, the Fund incurred brokerage commissions of $560,435 with Morgan Stanley & Co., Inc., and affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund.

Morgan Stanley Dean Witter Trust FSB, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At July 31, 2000, the Fund had transfer agent fees and expenses payable of approximately $1,100.

5. FEDERAL INCOME TAX STATUS

Foreign currency losses incurred after October 31 ("post-October losses") within the taxable year are deemed to arise on the first business day of the Fund's next taxable year. The Fund incurred and will elect to defer net foreign currency losses of approximately $27,000 during fiscal 2000.

As of July 31, 2000, the Fund had temporary book/tax differences primarily attributable to post-October losses, capital loss deferrals on wash sales and the mark-to-market of open futures contracts and permanent book/tax differences primarily attributable to a net operating loss and tax adjustments on passive foreign investment companies sold by the fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net realized gain was charged $16,568,319, paid-in-capital was credited $949,350 and net investment loss was credited $15,618,969.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

6. SHARES OF BENEFICIAL INTEREST

Transactions in shares of beneficial interest were as follows:

                                                                                                     FOR THE PERIOD
                                                                          FOR THE YEAR             FEBRUARY 24, 1999*
                                                                              ENDED                      THROUGH
                                                                          JULY 31, 2000               JULY 31, 1999
                                                                   ---------------------------  -------------------------
                                                                     SHARES         AMOUNT        SHARES        AMOUNT
                                                                   -----------  --------------  -----------  ------------
CLASS A SHARES
Sold.............................................................    2,839,108  $  42,020,846    3,567,692   $ 36,584,656
Redeemed.........................................................   (1,383,616)   (19,720,690)    (612,080)    (6,566,789)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class A...........................................    1,455,492     22,300,156    2,955,612     30,017,867
                                                                   -----------  -------------   ----------   ------------

CLASS B SHARES
Sold.............................................................   45,648,795    687,154,089   63,987,090    653,623,096
Redeemed.........................................................  (16,589,854)  (240,493,299)  (2,557,322)   (27,155,622)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class B...........................................   29,058,941    446,660,790   61,429,768    626,467,474
                                                                   -----------  -------------   ----------   ------------

CLASS C SHARES
Sold.............................................................    4,021,215     60,827,184    6,546,680     66,475,636
Redeemed.........................................................   (1,496,390)   (21,639,846)    (639,515)    (6,749,672)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class C...........................................    2,524,825     39,187,338    5,907,165     59,725,964
                                                                   -----------  -------------   ----------   ------------

CLASS D SHARES
Sold.............................................................    1,904,947     28,237,332       27,278        284,773
Redeemed.........................................................   (1,634,452)   (24,533,624)        (780)        (8,571)
                                                                   -----------  -------------   ----------   ------------
Net increase - Class D...........................................      270,495      3,703,708       26,498        276,202
                                                                   -----------  -------------   ----------   ------------
Net increase in Fund.............................................   33,309,753  $ 511,851,992   70,319,043   $716,487,507
                                                                   ===========  =============   ==========   ============

---------------------

 *   Commencement of operations.

7. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS

The Fund may enter into forward foreign currency contracts ("forward contracts") to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

To hedge against adverse interest rate, foreign currency and market risks, the Fund may purchase and sell interest rate, currency and index futures ("futures contracts").

Forward contracts and future contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
NOTES TO FINANCIAL STATEMENTS JULY 31, 2000, CONTINUED

change in the foreign exchange rates underlying the forward contracts. Risks may also rise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At July 31, 2000, there were outstanding forward contracts and outstanding index futures contracts.

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR   FEBRUARY 24, 1999*
                                                                               ENDED            THROUGH
                                                                           JULY 31, 2000     JULY 31, 1999
-------------------------------------------------------------------------------------------------------------
CLASS A SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $ 10.87           $ 10.00
                                                                              -------           -------

Income (loss) from investment operations:
   Net investment loss................................................          (0.08)            (0.01)
   Net realized and unrealized gain...................................           4.45              0.88
                                                                              -------           -------

Total income from investment operations...............................           4.37              0.87
                                                                              -------           -------

Net asset value, end of period........................................        $ 15.24           $ 10.87
                                                                              =======           =======

TOTAL RETURN+.........................................................          40.20 %            8.70 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses..............................................................           1.18 %            1.31 %(2)

Net investment loss...................................................          (0.55)%           (0.16)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $67,267           $32,165

Portfolio turnover rate...............................................            432 %             177 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR   FEBRUARY 24, 1999*
                                                                               ENDED            THROUGH
                                                                           JULY 31, 2000     JULY 31, 1999
-------------------------------------------------------------------------------------------------------------
CLASS B SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................       $    10.84         $  10.00
                                                                             ----------         --------

Income (loss) from investment operations:
   Net investment loss................................................            (0.19)           (0.04)
   Net realized and unrealized gain...................................             4.43             0.88
                                                                             ----------         --------

Total income from investment operations...............................             4.24             0.84
                                                                             ----------         --------

Net asset value, end of period........................................       $    15.08         $  10.84
                                                                             ==========         ========

TOTAL RETURN+.........................................................            39.11 %           8.40 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses..............................................................             1.93 %           2.06 %(2)

Net investment loss...................................................            (1.30)%          (0.91)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................       $1,364,482         $665,848

Portfolio turnover rate...............................................              432 %            177 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR   FEBRUARY 24, 1999*
                                                                               ENDED            THROUGH
                                                                           JULY 31, 2000     JULY 31, 1999
-------------------------------------------------------------------------------------------------------------
CLASS C SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $  10.84          $ 10.00
                                                                              --------          -------

Income (loss) from investment operations:
   Net investment loss................................................           (0.19)           (0.04)
   Net realized and unrealized gain...................................            4.43             0.88
                                                                              --------          -------

Total income from investment operations...............................            4.24             0.84
                                                                              --------          -------

Net asset value, end of period........................................        $  15.08          $ 10.84
                                                                              ========          =======

TOTAL RETURN+.........................................................           39.11 %           8.40 %(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses..............................................................            1.93 %           2.06 %(2)

Net investment loss...................................................           (1.30)%          (0.91)%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................        $127,180          $64,053

Portfolio turnover rate...............................................             432 %            177 %(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
FINANCIAL HIGHLIGHTS, CONTINUED

                                                                                             FOR THE PERIOD
                                                                            FOR THE YEAR   FEBRUARY 24, 1999*
                                                                               ENDED            THROUGH
                                                                           JULY 31, 2000     JULY 31, 1999
-------------------------------------------------------------------------------------------------------------
CLASS D SHARES++

SELECTED PER SHARE DATA:

Net asset value, beginning of period..................................        $ 10.89           $ 10.00
                                                                              -------           -------

Income (loss) from investment operations:
   Net investment loss................................................          (0.06)          --
   Net realized and unrealized gain...................................           4.47              0.89
                                                                              -------           -------

Total income from investment operations...............................           4.41              0.89
                                                                              -------           -------

Net asset value, end of period........................................        $ 15.30           $ 10.89
                                                                              =======           =======

TOTAL RETURN+.........................................................          40.50 %            8.90%(1)

RATIOS TO AVERAGE NET ASSETS(3):
Expenses..............................................................           0.93 %            1.06%(2)

Net investment loss...................................................          (0.30)%            0.09%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands...............................         $4,581              $316

Portfolio turnover rate...............................................            432 %             177%(1)

---------------------

 *   Commencement of operations.
++ The per share amounts were computed using an average number of shares outstanding during the period.
 + Calculated based on the net asset value as of the last business day of the period.
(1)  Not annualized.
(2)  Annualized.
(3) Reflects overall Fund ratios for investment income and non-class specific expenses.

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
INDEPENDENT AUDITORS' REPORT

TO THE SHAREHOLDERS AND BOARD OF TRUSTEES
OF MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley Dean Witter Aggressive Equity Fund (the "Fund"), including the portfolio of investments, as of July 31, 2000, and the related statements of operations and changes in net assets, and financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the period ended July 31, 1999 and the financial highlights for the respective stated period ended July 31, 1999 were audited by other auditors whose report, dated September 9, 1999, expressed an unqualified opinion on that statement and financial highlights.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at July 31, 2000 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Morgan Stanley Dean Witter Aggressive Equity Fund as of July 31, 2000, the results of its operations, the changes in its net assets and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
SEPTEMBER 18, 2000

MORGAN STANLEY DEAN WITTER AGGRESSIVE EQUITY FUND
CHANGE IN INDEPENDENT ACCOUNTANTS

On July 1, 2000, PricewaterhouseCoopers LLP resigned as independent accountants of the Fund.

The reports of PricewaterhouseCoopers LLP on the financial statements of the Fund for the past two fiscal years contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principle.

In connection with its audits for the two most recent fiscal years and through July 1, 2000, there have been no disagreements with PricewaterhouseCoopers LLP on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference thereto in their report on the financial statements for such years.

The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Deloitte & Touche LLP as its new independent accountants as of July 1, 2000.

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo                                 MORGAN STANLEY
Edwin J. Garn                                          DEAN WITTER
Wayne E. Hedien                                        AGGRESSIVE
James F. Higgins                                       EQUITY FUND
Dr. Manuel H. Johnson
Michael E. Nugent
Philip J. Purcell
John L. Schroeder

OFFICERS
Charles A. Fiumefreddo
Chairman and Chief Executive Officer

Mitchell M. Merin
President

Barry Fink
Vice President, Secretary and General Counsel

Anita H. Kolleeny
Vice President

Michelle Kaufman                                         [PHOTO]
Vice President

Thomas F. Caloia
Treasurer

TRANSFER AGENT
Morgan Stanley Dean Witter Trust FSB
Harborside Financial Center -- Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT ACCOUNTANTS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Dean Witter Advisors Inc.
Two World Trade Center
New York, New York 10048

This report is submitted for the general information of shareholders of the Fund. For more detailed information about the Fund, its officers and trustees, fees, expenses and other pertinent information, please see the prospectus of the Fund.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Read the prospectus carefully before investing.

Morgan Stanley Dean Witter Distributors Inc., member NASD.


                                                         ANNUAL REPORT
                                                         JULY 31, 2000